Geographic Information (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Net long-lived assets by region
Net long-lived assets by region	$ 883.4	$ 890.1
United States [Member]
Net long-lived assets by region
Net long-lived assets by region	807.4	812.7
China [Member]
Net long-lived assets by region
Net long-lived assets by region	45.0	45.1
Spain [Member]
Net long-lived assets by region
Net long-lived assets by region	19.6	20.5
Mexico [Member]
Net long-lived assets by region
Net long-lived assets by region	10.7	10.8
Other [Member]
Net long-lived assets by region
Net long-lived assets by region	$ 0.7	$ 1.0